SHARE BASED COMPENSATION - Share option outstanding (Details)	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Options Outstanding
Number Outstanding	29,273,408
Options Exercisable
Number Outstanding	24,867,328
Exercise Price RMB7.78 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 7.78
Options Outstanding
Number Outstanding	10,340,000
Weighted-Average Remaining Contractual Life	7 months 20 days
Options Exercisable
Number Outstanding	9,878,000
Weighted-Average Remaining Contractual Life	6 months 7 days
Exercise Price RMB14.32 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 14.32
Options Outstanding
Number Outstanding	12,036,630
Weighted-Average Remaining Contractual Life	1 year 11 months 19 days
Options Exercisable
Number Outstanding	11,644,230
Weighted-Average Remaining Contractual Life	1 year 11 months 8 days
Exercise Price RMB14.72 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 24.06
Options Outstanding
Number Outstanding	2,641,500
Weighted-Average Remaining Contractual Life	3 years 6 months 18 days
Options Exercisable
Weighted-Average Remaining Contractual Life	0 years
Exercise Price RMB24.06 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 24.11
Options Outstanding
Number Outstanding	4,176,678
Weighted-Average Remaining Contractual Life	3 years 6 months 18 days
Options Exercisable
Number Outstanding	3,345,098
Weighted-Average Remaining Contractual Life	3 years 6 months 18 days
Exercise Price RMB50.13 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 51.05
Options Outstanding
Number Outstanding	78,600
Weighted-Average Remaining Contractual Life	3 years 7 days
Options Exercisable
Weighted-Average Remaining Contractual Life	0 years